Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	$ 2,060	$ 1,840	$ 7,568	$ 3,691	$ 6,894	$ 4,653
Salaries and related expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					4,905	3,227
Share based payments [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					1,094	577
Software and storage [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					559	410
Consultants [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					26	76
Rent and office maintenance [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					292	345
Other [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses					$ 18	$ 18